UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 90.4%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.5%
Alliance Automotive Finance PLC, Senior Secured Notes	6.250%	12/1/21	320,000	EUR	$370,147	(a)
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	220,000	EUR	248,901	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	210,000		199,237	(a)

Total Auto Components					818,285

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	520,000		496,600

Diversified Consumer Services - 0.9%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	261,192
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	440,000	EUR	497,792	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	320,000		334,800
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	330,000		340,725

Total Diversified Consumer Services					1,434,509

Hotels, Restaurants & Leisure - 5.0%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	630,000		641,025	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	606,000		594,001	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	370,000		334,480	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	450,000		475,875
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	270,000		267,300
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	390,000		408,525	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	265,000		33	*(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	400,000		412,000	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	660,000		678,150	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	460,000		493,350	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	322,163	(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	1,550,000		1,371,750	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	890,000		911,698	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	740,000	EUR	861,811	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	440,000		432,300	(a)

Total Hotels, Restaurants & Leisure					8,204,461

Household Durables - 2.1%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	470,000		484,688	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	360,000		369,900	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	610,000		626,775	(a)
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	280,000		319,200
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	490,000		527,975
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	490,000		505,925
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	700,000		647,500	(a)

Total Household Durables					3,481,963

Leisure Products - 0.2%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	410,000		418,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 5.5%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	390,000		$380,250
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	90,000		90,900
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	1,070,000		1,066,509	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	290,000		293,337	(a)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	770,000		683,375
DISH DBS Corp., Senior Notes	5.875%	11/15/24	610,000		519,644
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	240,000		213,000	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	510,000		213,881	(b)
MediaNews Group Inc.	12.000%	12/31/18	155,000		155,000	(d)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,157,637		955,051	(a)(b)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	770,000		744,013	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	300,000		289,500	(a)
Ottawa Holdings Pte Ltd., Senior Secured Notes	5.875%	5/16/18	400,000		170,000	(g)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	290,000		304,599
Tribune Media Co., Senior Notes	5.875%	7/15/22	290,000		282,025	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	50,000	EUR	57,351	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	940,000		938,825	(a)
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	210,000	GBP	329,652	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	480,000	GBP	725,847	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	300,000		282,750	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	250,000		230,625	(a)
Vougeot Bidco PLC, Senior Secured Notes	7.875%	7/15/20	100,000	GBP	158,551	(a)

Total Media					9,084,685

Multiline Retail - 0.2%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	370,000		382,950	(a)(b)

Specialty Retail - 0.9%
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	200,000	GBP	287,120	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	430,000		444,641	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	1,010,000		853,450	(a)

Total Specialty Retail					1,585,211

Textiles, Apparel & Luxury Goods - 0.5%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	100,000		94,500	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	700,000		689,500

Total Textiles, Apparel & Luxury Goods					784,000

TOTAL CONSUMER DISCRETIONARY					26,690,864

CONSUMER STAPLES - 6.8%
Beverages - 1.4%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	550,000		552,750	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	510,000		509,363
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	700,000		708,750
DS Services of America Inc., Secured Notes	10.000%	9/1/21	450,000		519,187	(a)

Total Beverages					2,290,050

Food & Staples - 0.6%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	9.875%	2/1/20	880,000		919,600	(g)

Food & Staples Retailing - 0.8%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	440,000		424,050	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	910,000		948,675	(a)

Total Food & Staples Retailing					1,372,725

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 2.8%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	340,000	GBP	$452,872	(g)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	140,000		140,000	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	540,000		521,100	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	108,000		115,371	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	260,000		328,021	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	180,000	EUR	208,171	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		485,800	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000		392,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	600,000		591,000	(a)
R&R Ice Cream PLC, Senior Secured Notes	5.500%	5/15/20	100,000	GBP	152,907	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	390,000	AUD	282,206	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,040,000		963,300	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	350,000		5,635	*(g)(h)

Total Food Products					4,638,383

Household Products - 0.7%
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	110,000		99,000	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,070,000		1,096,750	(a)

Total Household Products					1,195,750

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	890,000		764,288

TOTAL CONSUMER STAPLES					11,180,796

ENERGY - 16.3%
Energy Equipment & Services - 1.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	270,000		218,025
CGG, Senior Notes	6.500%	6/1/21	430,000		248,110
CGG, Senior Notes	6.875%	1/15/22	1,020,000		571,200
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	500,000		157,500
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	250,000		150,625
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	330,000		70,950	*(a)(h)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	260,000		53,300	*(a)(h)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	510,000		104,550	*(a)(h)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	290,000		208,800	(a)
McDermott International Inc., Secured Notes	8.000%	5/1/21	130,000		109,200	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	310,000		243,350

Total Energy Equipment & Services					2,135,610

Oil, Gas & Consumable Fuels - 15.0%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	380,000		343,900	(a)
Antero Resources Corp., Senior Notes	5.375%	11/1/21	260,000		230,100
Antero Resources Corp., Senior Notes	5.125%	12/1/22	390,000		337,350
Approach Resources Inc., Senior Notes	7.000%	6/15/21	150,000		90,750
Arch Coal Inc., Senior Notes	9.875%	6/15/19	640,000		57,600
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	120,000		42,600
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	470,000		143,059
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	8.625%	10/15/20	240,000		106,800
California Resources Corp., Senior Notes	6.000%	11/15/24	400,000		239,750
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	80,000		75,200
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	260,000		227,682
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	480,000		355,200
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	70,000		49,131
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	200,000		131,437

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	290,000		160,950
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	610,000		427,000	(a)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	10,000		9,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	30,000		26,121
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	450,000		334,404
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,700,000		1,686,825	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000	$238,950
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	680,000	571,200	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	130,000	128,375
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	470,000	392,450	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	10,000	3,450
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	660,000	201,300
Indo Energy Finance BV, Senior Secured Notes	7.000%	5/7/18	500,000	240,000	(g)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	330,000	347,733
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	220,000	46,750
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	1,380,000	1,232,064	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	580,000	263,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	6/1/25	1,550,000	1,429,565
MEG Energy Corp., Senior Notes	7.000%	3/31/24	940,000	752,000	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	650,000	201,500	*(c)(h)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	550,000	291,500	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	220,000	155,100
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	200,000	191,000	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	80,000	63,600
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	240,000	191,352
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,210,000	943,800
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	1,950,000	1,335,750	(a)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	390,000	142,350	(g)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	390,000	380,250	(a)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	890,000	645,250
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,000,000	1,310,000
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	360,000	231,300
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	2,190,000	718,320	(g)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	796,000	533,320	(g)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	490,000	486,325	(a)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	50,000	46,250
QEP Resources Inc., Senior Notes	5.375%	10/1/22	420,000	359,100
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000	134,560
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	230,000	12,650	*(h)
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	250,000	222,344
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	330,000	322,664
Rice Energy Inc., Senior Notes	6.250%	5/1/22	550,000	493,284
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	230,000	224,250	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	350,000	337,750	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	820,000	14,350	*(h)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	630,000	469,350
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	400,000	314,000	(a)
SM Energy Co., Senior Notes	5.625%	6/1/25	470,000	405,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	240,000	231,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	510,000	441,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	160,000	156,800	(a)

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	188,000	180,715
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	240,000	206,100	(a)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	520,000	377,000	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	200,000	174,100
WPX Energy Inc., Senior Notes	7.500%	8/1/20	70,000	64,400
WPX Energy Inc., Senior Notes	6.000%	1/15/22	80,000	69,200
WPX Energy Inc., Senior Notes	8.250%	8/1/23	160,000	145,600
YPF SA, Senior Notes	8.500%	7/28/25	670,000	584,575	(a)

Total Oil, Gas & Consumable Fuels				24,730,505

TOTAL ENERGY				26,866,115

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 12.9%
Banks - 5.0%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	350,000		$348,200	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000		1,133,725
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		208,849	(f)(i)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,100,000		1,108,250	(a)(f)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	900,000		901,125
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	340,000		327,556	(f)(i)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	90,000		84,938	(f)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,350,000		1,292,625	(f)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	410,000		392,062	(f)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	250,000		236,330	(f)(i)
Novo Banco SA, Senior Notes	5.875%	11/9/15	100,000	EUR	111,468	(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	320,000		341,247
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	160,000		190,565
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,050,000	AUD	823,164	(f)(g)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	850,000		724,625	(f)(g)

Total Banks					8,224,729

Capital Markets - 0.8%
Credit Suisse Group AG, Junior Subordinated Notes	7.500%	12/11/23	850,000		887,634	(a)(f)(i)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	480,000		472,916

Total Capital Markets					1,360,550

Consumer Finance - 0.5%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	320,000		371,901
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	150,000		150,750
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	380,000		301,150	(a)

Total Consumer Finance					823,801

Diversified Financial Services - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	640,000		639,200
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	360,000		360,450
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	320,000		324,400	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	780,000		942,825

Total Diversified Financial Services					2,266,875

Insurance - 1.0%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	80,000		81,800
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	630,000		641,812
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		198,550	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	427,806	(g)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	380,000		297,350

Total Insurance					1,647,318

Real Estate Investment Trusts (REITs) - 1.5%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	730,000		741,419
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	470,000		404,200
Geo Group Inc., Senior Notes	5.875%	10/15/24	490,000		497,350
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	420,000		425,124	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	500,000		505,663	(g)

Total Real Estate Investment Trusts (REITs)					2,573,756

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 2.1%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	500,000		$505,000	(g)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	540,000		551,286	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Secured Notes	11.000%	10/1/21	720,000		657,000
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	850,000		811,750
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	249,308	GBP	333,833	(g)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	550,000		547,154	(g)

Total Real Estate Management & Development					3,406,023

Thrifts & Mortgage Finance - 0.6%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,020,000		961,350	(a)

TOTAL FINANCIALS					21,264,402

HEALTH CARE - 6.2%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	300,000		288,750	(a)

Health Care Equipment & Supplies - 0.1%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	160,000		160,800	(a)

Health Care Providers & Services - 4.3%
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	330,000		344,850
Acadia Healthcare Co. Inc., Senior Notes	5.625%	2/15/23	350,000		352,625
BioScrip Inc., Senior Notes	8.875%	2/15/21	200,000		154,750
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	440,000		423,500
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	710,000		765,025	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	440,000		436,700	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	1,380,000		1,369,650
HCA Inc., Senior Notes	7.500%	2/15/22	170,000		192,525
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	840,000	EUR	972,593	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,080,000		1,150,632
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	460,000	EUR	534,564	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	440,000		414,700

Total Health Care Providers & Services					7,112,114

Pharmaceuticals - 1.6%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	207,000	EUR	240,785	(g)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	530,000		537,287	(a)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	290,000		264,263	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	490,000		477,444	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	140,000		133,350	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	570,000		542,925	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	550,000		525,250	(a)

Total Pharmaceuticals					2,721,304

TOTAL HEALTH CARE					10,282,968

INDUSTRIALS - 11.9%
Aerospace & Defense - 1.1%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,053,000		968,760	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	880,000		853,600

Total Aerospace & Defense					1,822,360

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Air Freight & Logistics - 0.8%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	250,000		$228,125	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	410,000		401,287	(a)
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	100,000	EUR	97,628	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	640,000		543,600	(a)

Total Air Freight & Logistics					1,270,640

Airlines - 1.1%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	161,107		170,572	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	7.373%	12/15/15	502,597		504,482
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	14,694		15,171
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	191,351		199,722
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	66,461		71,861
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	80,000		80,100
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	390,000		388,538
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	448,839		477,453

Total Airlines					1,907,899

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	470,000		434,750	(a)

Commercial Services & Supplies - 1.7%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	310,000		284,425	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	520,000		470,600
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	100,000	EUR	108,988	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	100,000	EUR	107,494	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	180,000		180,000	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	830,000		798,875
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	630,000		591,413
West Corp., Senior Notes	5.375%	7/15/22	290,000		268,975	(a)

Total Commercial Services & Supplies					2,810,770

Construction & Engineering - 1.7%
AECOM, Senior Notes	5.875%	10/15/24	210,000		212,100	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	280,000	EUR	323,550	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	530,000		376,300	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	936,000		423,540	(a)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	620,000	EUR	271,919	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	590,000		501,500	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	470,000		448,850	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	390,000		273,000	(a)

Total Construction & Engineering					2,830,759

Electrical Equipment - 0.8%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000		344,250	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	340,000		328,100	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	116,229	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	560,000		538,300

Total Electrical Equipment					1,326,879

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	200,000	EUR	$172,918	(a)

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	390,000		416,325	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	785,000		796,775	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	390,000		423,638
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	136,000	EUR	162,756	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	128,000	EUR	153,182	(g)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	210,000	EUR	241,107	(a)

Total Machinery					2,193,783

Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	740,000		687,275	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	480,000		307,200

Total Marine					994,475

Professional Services - 0.3%
Equiniti Newco 2 PLC, Senior Secured Notes	7.125%	12/15/18	300,000	GBP	465,261	(g)

Road & Rail - 0.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	470,000		478,225	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	210,000		206,325	(a)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	71,429	EUR	83,429	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	600,000		543,000	(a)

Total Road & Rail					1,310,979

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	270,000		270,000	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	830,000		871,500	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	350,000		341,250

Total Trading Companies & Distributors					1,482,750

Transportation - 0.4%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	700,000		698,250	(a)(b)

TOTAL INDUSTRIALS					19,722,473

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
CommScope Inc., Senior Secured Notes	4.375%	6/15/20	110,000		109,450	(a)
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	490,000		471,321	(a)

Total Communications Equipment					580,771

Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	500,000		508,750
NXP BV/NXP Funding LLC, Senior Notes	4.625%	6/15/22	390,000		388,050	(a)

Total Electronic Equipment, Instruments & Components					896,800

Internet Software & Services - 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	240,000		264,000

IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	420,000		254,100	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	520,000		592,150
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	568,000		631,900

Total IT Services					1,478,150

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.0%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	50,000		$50,287	(a)

TOTAL INFORMATION TECHNOLOGY					3,270,008

MATERIALS - 7.7%
Chemicals - 0.4%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	180,000		161,100	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	300,000		241,500
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	200,000		196,500	(a)(b)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	150,000		138,750	(a)

Total Chemicals					737,850

Construction Materials - 1.3%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000		427,480	(g)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	260,000		277,862	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	770,000		691,075	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	420,000		286,020	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000		376,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	60,000		54,900	(a)

Total Construction Materials					2,113,337

Containers & Packaging - 2.7%
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	439,086	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	192,353		193,315	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.337%	12/15/19	670,000		648,225	(a)(f)
Ball Corp., Senior Notes	5.250%	7/1/25	420,000		415,535
BWAY Holding Co., Senior Notes	9.125%	8/15/21	350,000		339,500	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	460,000		438,150	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,720,000		1,638,300
ProGroup AG, Senior Secured Notes	5.125%	5/1/22	100,000	EUR	114,510	(a)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	250,000	EUR	275,160	(a)

Total Containers & Packaging					4,501,781

Metals & Mining - 2.9%
ArcelorMittal, Senior Bonds	6.125%	6/1/25	460,000		373,750
ArcelorMittal, Senior Notes	6.250%	3/1/21	250,000		226,405
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	370,000		271,025	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	480,000		290,400
Evraz Group SA, Senior Notes	9.500%	4/24/18	370,000		388,696	(g)
Evraz Group SA, Senior Notes	6.750%	4/27/18	470,000		464,125	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	700,000		653,625	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	420,000		18,900	*(a)(c)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,177		0	(a)(c)(d)(j)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	80,000		67,600	(a)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	620,000	EUR	718,047	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	630,000		680,400	(a)(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	230,000		236,325
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	370,000		198,412
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	300,000		265,500	(a)

Total Metals & Mining					4,853,210

Paper & Forest Products - 0.4%
Appvion Inc., Secured Notes	9.000%	6/1/20	690,000		351,900	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	300,000		225,000
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	100,000		23,000

Total Paper & Forest Products					599,900

TOTAL MATERIALS					12,806,078

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 4.9%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	437,000		$397,670	(a)
CenturyLink Inc., Senior Notes	6.450%	6/15/21	320,000		294,400
CenturyLink Inc., Senior Notes	5.800%	3/15/22	210,000		180,337
CenturyLink Inc., Senior Notes	6.750%	12/1/23	160,000		140,600
CenturyLink Inc., Senior Notes	5.625%	4/1/25	80,000		63,900	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	690,000		671,025	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	400,000		372,000	(a)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	450,000		439,875	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	550,000		533,500	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	880,000		730,400
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	150,000		138,188
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	280,000		259,350
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	510,000		334,050
Oi SA, Senior Notes	5.750%	2/10/22	900,000		427,500	(a)
Oi SA, Senior Notes	5.750%	2/10/22	380,000		180,500	(g)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	820,000		804,625	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	220,000		120,175	(g)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	970,000		916,650	(a)
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	153,000		162,563	(a)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	270,000		204,862
Windstream Services LLC, Senior Notes	7.500%	4/1/23	860,000		640,700

Total Diversified Telecommunication Services					8,012,870

Wireless Telecommunication Services - 3.7%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	110,306	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	900,000		867,937	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	210,000		212,888	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	610,000		614,575	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	260,000		263,250	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	200,000	EUR	231,302	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	820,000		590,400
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,060,000		826,800
Sprint Corp., Senior Notes	7.875%	9/15/23	1,420,000		1,152,862
Sprint Corp., Senior Notes	7.625%	2/15/25	460,000		357,363
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	630,000		633,937	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000		291,813	(a)

Total Wireless Telecommunication Services					6,153,433

TOTAL TELECOMMUNICATION SERVICES					14,166,303

UTILITIES - 1.9%
Electric Utilities - 1.1%
Midwest Generation LLC, Pass-Through Certificates, Secured Bonds	8.560%	1/2/16	39,916		39,916
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	501,456		515,246
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	480,000		484,800
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	120,000		133,800
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	590,000	EUR	645,949	(a)

Total Electric Utilities					1,819,711

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	510,000		$474,300

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp., Senior Notes	4.875%	5/15/23	600,000		529,500
AES Corp., Senior Notes	5.500%	3/15/24	60,000		53,490
Foresight Energy LLC/Foresight Energy Finance Corp., Senior Notes	7.875%	8/15/21	260,000		205,426	(a)

Total Independent Power and Renewable Electricity Producers					788,416

TOTAL UTILITIES					3,082,427

TOTAL CORPORATE BONDS & NOTES (Cost - $168,894,174)					149,332,434

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	130,000		114,644

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	355,511		195,531	(a)(b)(c)

TOTAL MATERIALS					310,175

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	498,100	MXN	67,769	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $538,611)					377,944

SENIOR LOANS - 2.4%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	450,000		458,625	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	410,000		416,150	(k)(l)

TOTAL CONSUMER DISCRETIONARY					874,775

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	170,000		170,744	(k)(l)

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc., Bridge Term Loan	—	11/6/15	730,000		708,100	(d)(m)

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	379,050		360,097	(k)(l)

Health Care Providers & Services - 0.4%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	720,000		702,900	(k)(l)

TOTAL HEALTH CARE					1,062,997

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	339,734		348,864	(k)(l)

MATERIALS - 0.3%
Chemicals - 0.2%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	300,000	EUR	336,896	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	89,771	$73,837	(k)(l)

TOTAL MATERIALS				410,733

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	447,750	432,079	(k)(l)

TOTAL SENIOR LOANS (Cost - $4,095,786)				4,008,292

SOVEREIGN BONDS - 0.5%
Venezuela - 0.5%
Bolivarian Republic of Venezuela, Senior Notes (Cost - $1,131,953)	7.750%	10/13/19	2,234,000	776,315	(g)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Notes (Cost - $1,993,211)	1.500%	5/31/20	2,000,000	2,017,696

			SHARES
COMMON STOCKS - 1.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co.			25,160	341,421

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			26,303	0	*(c)(d)(j)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2	67,528	*(c)

TOTAL CONSUMER DISCRETIONARY				408,949

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
KCAD Holdings I Ltd.			75,024,286	679,345	*(c)(d)

FINANCIALS - 0.5%
Banks - 0.5%
Citigroup Inc.			3,909	193,926
JPMorgan Chase & Co.			9,026	550,315

TOTAL FINANCIALS				744,241

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			5,500	456,500	*(c)(d)

INDUSTRIALS - 0.3%
Marine - 0.1%
DeepOcean Group Holding AS			19,935	128,501	*(c)(d)

Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc.			21,780	364,161

TOTAL INDUSTRIALS				492,662

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			871,025	50,744	*(c)(d)

TOTAL COMMON STOCKS (Cost - $3,150,298)				2,832,441

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $160,000)	6.000%		1,600	$53,600

PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Consumer Finance - 0.7%
GMAC Capital Trust I	8.125%		48,442	1,236,724	(f)

Diversified Financial Services - 0.6%
Citigroup Capital XIII	7.875%		36,975	949,888	(f)

TOTAL PREFERRED STOCKS (Cost - $2,176,586)				2,186,612

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	627	87,780	*(a)
Jack Cooper Holdings Corp.		5/6/18	309	43,260	*(a)

TOTAL WARRANTS (Cost - $16,894)				131,040

TOTAL INVESTMENTS - 97.8% (Cost - $182,157,513#)				161,716,374
Other Assets in Excess of Liabilities - 2.2%				3,568,296

TOTAL NET ASSETS - 100.0%				$165,284,670

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Illiquid security.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	The maturity principal is currently in default as of September 30, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	The coupon payment on these securities is currently in default as of September 30, 2015.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Value is less than $1.

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of September 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$26,201,384	$489,480		$26,690,864
Materials	—	12,806,078	0	*	12,806,078
Utilities	—	2,557,711	524,716		3,082,427
Other corporate bonds & notes	—	106,753,065	—		106,753,065
Convertible bonds & notes	—	377,944	—		377,944
Senior loans:
Consumer discretionary	—	458,625	416,150		874,775
Energy	—	—	708,100		708,100
Health care	—	702,900	360,097		1,062,997
Materials	—	73,837	336,896		410,733
Utilities	—	—	432,079		432,079
Other senior loans	—	519,608	—		519,608
Sovereign bonds	—	776,315	—		776,315
U.S. government & agency obligations	—	2,017,696	—		2,017,696
Common stocks:
Consumer discretionary	$341,421	—	67,528		408,949
Energy	—	—	679,345		679,345
Financials	744,241	—	—		744,241
Health care	—	—	456,500		456,500
Industrials	364,161	—	128,501		492,662
Materials	—	—	50,744		50,744
Convertible preferred stocks	—	53,600	—		53,600
Preferred stocks	2,186,612	—	—		2,186,612
Warrants	—	131,040	—		131,040

Total investments	$3,636,435	$153,429,803	$4,650,136		$161,716,374

Other financial instruments:
Futures contracts	$37,383	—	—		$37,383
Forward foreign currency contracts	—	$108,581	—		108,581

Total other financial instruments	$37,383	$108,581	—		$145,964

Total	$3,673,818	$153,538,384	$4,650,136		$161,862,338

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$61,328	—	—		$61,328
Forward foreign currency contracts	—	$358,533	—		358,533

Total	$61,328	$358,533	—		$419,861

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS		UTILITIES
Balance as of December 31, 2014	$745,744	$0	*	—
Accrued premiums/discounts	6,608	—		—
Realized gain (loss)	6	—		—
Change in unrealized appreciation (depreciation)[1]	37,160	—		—
Purchases	38,654	—		—
Sales	(338,692)	—		—
Transfers into Level 3[2]	—	—		$524,716
Transfers out of Level 3	—	—		—

Balance as of September 30, 2015	$489,480	$0	*	$524,716

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	$34,425	—		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (Cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	MATERIALS	UTILITIES
Balance as of December 31, 2014	—	—	—	—	—
Accrued premiums/discounts	—	—	$124	—	$505
Realized gain (loss)	—	—	11	—	43
Change in unrealized appreciation (depreciation)[1]	$8,200	—	(14,338)	—	(7,219)
Purchases	407,950	$708,100	375,250	—	441,000
Sales	—	—	(950)	—	(2,250)
Transfers into Level 3[2]	—	—	—	$336,896	—
Transfers out of Level 3	—	—	—	—	—

Balance as of September 30, 2015	$416,150	$708,100	$360,097	$336,896	$432,079

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	$8,200	—	(14,338)	—	$(7,219)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (Cont’d)	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of December 31, 2014	$0	*	$154,625	$456,500	$488,181	$20,492	$1,865,542
Accrued premiums/discounts	—		—	—	—	—	7,237
Realized gain (loss)	—		—	—	—	—	60
Change in unrealized appreciation (depreciation)[1]	—		524,720	—	(359,680)	30,252	219,095
Purchases	—		—	—	—	—	1,970,954
Sales	—		—	—	—	—	(341,892)
Transfers into Level 3[2]	67,528		—	—	—	—	929,140
Transfers out of Level 3	—		—	—	—		—

Balance as of September 30, 2015	$67,528		$679,345	$456,500	$128,501	$50,744	$4,650,136

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	—		$524,720	—	$(359,680)	$30,252	$216,360

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into of Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,708,120
Gross unrealized depreciation	(22,149,259)

Net unrealized depreciation	$(20,441,139)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	25	12/15	$3,501,175	$3,493,438	$(7,737)
U.S. Treasury Ultra Long-Term Bonds	16	12/15	2,529,117	2,566,500	37,383

					29,646

Contracts to Sell:
U.S. Treasury 10-Year Notes	52	12/15	6,640,597	6,694,188	(53,591)

Net unrealized depreciation on open futures contracts					$(23,945)

At September 30, 2015, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	418,810	USD	471,522	Bank of America, N.A.	10/16/15	$(3,448)
USD	8,431,480	EUR	7,636,000	Bank of America, N.A.	10/16/15	(102,736)
EUR	350,000	USD	391,016	Citibank N.A.	11/13/15	327
EUR	40,000	USD	45,174	Citibank N.A.	11/13/15	(450)
USD	402,661	AUD	550,000	Citibank N.A.	11/13/15	17,486
USD	837,804	AUD	1,200,000	Citibank N.A.	11/13/15	(2,576)
USD	1,983,379	EUR	1,825,307	Citibank N.A.	11/13/15	(57,536)
GBP	10,000	USD	15,289	Credit Suisse	11/13/15	(165)
USD	814,285	GBP	521,262	Credit Suisse	11/13/15	25,908
EUR	190,000	USD	211,861	UBS AG	11/13/15	582
GBP	200,000	USD	313,053	UBS AG	11/13/15	(10,565)
USD	6,477,137	EUR	5,954,805	UBS AG	11/13/15	(181,057)
USD	1,961,856	GBP	1,259,926	UBS AG	11/13/15	56,296
USD	156,240	GBP	100,000	UBS AG	11/13/15	4,997
USD	305,472	GBP	200,000	UBS AG	11/13/15	2,985

Total						$(249,952)

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015